Financial risk management - Narrative (Details)	12 Months Ended
	Mar. 31, 2025 EUR (€) hedgingInstrument	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Dec. 09, 2024 EUR (€)	Mar. 31, 2022 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of hedging instruments | hedgingInstrument	2
Financial assets held for managing liquidity risk	€ 123,800,000	€ 87,500,000
Equity	144,176,000	70,324,000	€ 6,343,000		€ (185,793,000)
Borrowings	€ 532,740,000	€ 588,867,000
Equity to capital ratio	0.271	0.120
Bank overdraft
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	€ 3,500,000	€ 3,500,000
Borrowings	0	0
Revolving credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	97,500,000
Senior debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	€ 532,000,000.0	588,000,000.0
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	2.00%
Impact of two percent weakening (strengthening) of major foreign currencies against the euro on pre-tax profit	€ 300,000	1,100,000	600,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Impact of lower (higher) one percent interest rate on pre-tax profit	€ 1,600,000	€ 3,100,000	€ 7,300,000
Interest rate risk | Term Loan | Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount as a percentage of hedged item, percent	50.00%
Notional amount	€ 305,000,000
Interest rate risk | Term Loan | Interest rate cap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount as a percentage of hedged item, percent	24.60%
Notional amount	€ 150,000,000			€ 150,000,000.0
Credit risk | Trade receivables not yet due
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables not yet due, percent	83.00%	84.00%